FAIR VALUE - Changes in Fair Value of Assets Measured Using Significant Unobservable Inputs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance at January 1	$ 11	$ 32	$ 37
Realized in earnings	0	(1)	0
Unrealized in other comprehensive income	0	0	0
Purchases	0	0	0
Sales	0	(20)	(5)
Settlements	(4)	0	0
Balance at December 31	7	11	32
Private Placements
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance at January 1	6	24	24
Realized in earnings	0	(1)	0
Unrealized in other comprehensive income	0	0	0
Purchases	0	0	0
Sales	0	(17)	0
Settlements	(2)	0	0
Balance at December 31	4	6	24
Auction Rate Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance at January 1	5	8	13
Realized in earnings	0	0	0
Unrealized in other comprehensive income	0	0	0
Purchases	0	0	0
Sales	0	(3)	(5)
Settlements	(2)	0	0
Balance at December 31	$ 3	$ 5	$ 8